GMO Asset Allocation Bond Fund Investment Strategy - GMO Asset Allocation Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for GMO Global Asset Allocation Fund and other funds and accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment. The Fund invests in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forward contracts or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage the Fund. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include, among others, term structure, foreign exchange, volatility, credit, and liquidity. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by investing in derivatives (e.g., a futures contract, swap contract, forward currency contract, or option). The Fund may invest in bonds of any maturity, duration, and credit quality. The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors, types of bonds and other investments to which the Fund may obtain exposure include, but are not limited to: ●inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations; ●investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt); ●below investment grade bonds (commonly referred to as “high yield” or “junk bonds”); ●emerging country sovereign and quasi-sovereign debt; ●asset-backed securities, including mortgage related and mortgage-backed securities; ●exchange-traded funds (ETFs) as an alternative to direct investments in bonds; ●other pooled investment vehicles, including vehicles managed by GMO and vehicles unaffiliated with GMO; and ●commodities. From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization. The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, forward currency contracts, repurchase agreements and reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, commodity swaps, inflation swaps, municipal swaps, and other types of swaps), interest rate options, and other types of derivatives. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. The Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. The Fund may invest up to 100% of its assets in below investment grade bonds. GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative. The Fund’s performance may differ significantly from that of its benchmark. In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.